Employee Benefits - Summary of Sensitivity Analysis of Impact on Employee Future Benefit Liabilities (Parenthetical) (Detail)	12 Months Ended
Jan. 31, 2019
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	0.50%
Percentage of decrease in actuarial assumption	0.50%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	0.50%
Percentage of decrease in actuarial assumption	0.50%
Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption in years	1 year
Decrease in actuarial assumption in years	1 year